SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

23.         SEGMENT INFORMATION

The Group's chief operating decision maker ("CODM") has been identified as the Chief Executive Officer of the Company, who reviews financial information of operating segments when making decisions about allocating resources and assessing performance of the Group. An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur costs, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group's CODM.

For the years ended December 31, 2017, the Group's CODM reviewed the financial information of the education business carried out by the Group on a consolidated basis. Therefore, the Group has one operating and reportable segment, which is the provision of educational services, prior to 2018. For the year ended December 31, 2018, the Group's CODM changed operating segment when making decisions about allocating resources and assessing performance of the Group due to business plan and developments, and identified three operating segments, including kindergartens, play-and-learn centers and others. For the year ended December 31, 2019, the Group's CODM added an operating segment when making decisions about allocating resources and assessing performance of the Group due to new business and developments acquired in Singapore, and accordingly identified four operating segments, including PRC kindergartens, PRC play-and-learn centers, Singapore kindergartens, student care centers and others, and others.

The Group’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit. Revenues, cost of revenues and gross profits by segment are presented below. Separate financial information of operating income by segment is not available. The following financial data has been retrospectively presented to give effect to the current structure.

	Years ended December 31,
	2017	2018	2019

Net revenues:
PRC kindergartens	105,679	124,175	131,427
PRC play-and-learn centers	29,871	26,777	24,901
Singapore kindergartens, student care centers and others	—	—	19,073
Others	5,253	5,546	6,882
Total net revenues	140,803	156,498	182,283

Cost of revenues:
PRC kindergartens	88,281	108,140	113,315
PRC play-and-learn centers	18,129	15,694	14,269
Singapore kindergartens, student care centers and others	—	—	16,200
Others	4,867	7,030	11,750
Total cost of revenues	111,277	130,864	155,534

Gross profit
PRC kindergartens	17,398	16,035	18,112
PRC play-and-learn centers	11,742	11,083	10,632
Singapore kindergartens, student care centers and others	—	—	2,873
Others	386	(1,484)	(4,868)
Total gross profit	29,526	25,634	26,749

The Group’s CODM does not review the financial position by operating segments, thus total assets by operating segment is not presented.

Geographical information

The Company's operations are located in the PRC and Singapore. The Company's revenues and long lived assets by geographic areas (based on location of the other signing party of the revenue contract) are detailed below:

	Years ended December 31,
	2017	2018	2019
Net Revenues:
PRC	140,803	156,498	163,210
Singapore	—	—	19,073
	140,803	156,498	182,283

	As of December 31,
	2018	2019
Long-lived assets:
PRC	100,309	208,579
Singapore	—	9,765
	100,309	218,344